Intangible assets - Goodwill reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in goodwill:
Carrying value at beginning of period	$ 969	$ 2,365
Removal of discontinued UK and Europe operations		(1,731)
Additions in the year		299
Exchange differences	(8)	36
Carrying value at end of period	961	969
Accumulated impairment
Changes in goodwill:
Carrying value at beginning of period	0
Carrying value at end of period	$ 0	$ 0